Income Taxes - Components of Income/(Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes	$ (2,370)	$ (6,131)	$ 5,750
United States [Member]
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes	(2,374)	(6,129)	5,752
Outside of the U.S. [Member]
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes	$ 4	$ (2)	$ (2)